Other operating income	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Other operating income

7. Other operating income

Other operating income consist of the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Income from grants	3,299	2,091	279
Miscellaneous operating income	325	285	156
Total	3,624	2,376	435